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                    UNITED STATES / ENGLAND/ GERMANY / CHINA


                                November 3, 2006




Vincent J. DiStefano                                                   Via EDGAR
Senior Counsel
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


         Re: Nakoma Mutual Funds
             Files Nos. 333-132392, 811-21865

Dear Mr. DiStefano:


         On November 3, 2006, we filed a sixth pre-effective amendment to the registration statement on Form N-1A for the Nakoma Mutual Funds which currently issues its shares in one series, the Nakoma Absolute Return Fund (the "Fund") pursuant to the Securities Act of 1933 and the Investment Company Act of 1940. We filed this sixth pre-effective amendment in response to changes you requested by phone.


         If you have any comments or questions, please call me at 612-766-7129.

                                                          Sincerely,
                                                          /s/ Mark Strefling
                                                          Mark Strefling




               2200 WELLS FARGO CENTER / 90 SOUTH SEVENTH STREET
                       / MINNEAPOLIS MINNESOTA 55402-3901

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